Emerging Markets Equity Portfolio (Prospectus Summary): | Emerging Markets Equity Portfolio
Emerging Markets Equity Portfolio (Class I)

Prospectus Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Equity Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Please retain this supplement for future reference.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Emerging Markets Equity Portfolio
Advisory Fees		1.22%
Distribution (12b-1) Fee		none
Other Expenses		0.39%
Total Annual Portfolio Operating Expenses		1.61%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.42%
[1]	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Emerging Markets Equity Portfolio	145	449	776	1,702